497(d)

                               FT 249

                DJIA(sm) Target 5 Trust, June 1998 Series
               DJIA(sm) Target 10 Trust, June 1998 Series
                    Target 25 Trust, June 1998 Series
                Target Small-Cap Trust, June 1998 Series
            DJIA(sm) Target 5 Premier Trust, June 1998 Series
           DJIA(sm) Target 10 Premier Trust, June 1998 Series
                Target 25 Premier Trust, June 1998 Series
                Global Target 15 Trust, June 1998 Series
                Global Target 30 Trust, June 1998 Series
            Global Target 15 Premier Trust, June 1998 Series Global Target 30 Premier Trust, June 1998 Series


            Supplement to the Prospectus dated May 29, 1998

Notwithstanding anything to the contrary contained in the prospectus, investors who commit to purchase $1,000,000 or more of Units of the Trusts or subsequent series of the Trusts during the 12-month period commencing with the date of their first purchase are eligible to receive the discount set forth in the Prospectus for sales of $1,000,000 or more on all individual purchases in excess of $250,000.

July 1, 1998